Label	Element	Value
Calamos Market Neutral Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Calamos Investment Trust

Supplement dated June 30, 2021 to the

Calamos® Family of Funds Prospectus and the Statement of Additional Information,

each dated March 1, 2021, as amended April 1, 2021, April 30, 2021 and May 4, 2021

Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Market Neutral Income Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective June 30, 2021, the Calamos Market Neutral Income Fund’s secondary benchmark index will change from the FTSE 30 Day Treasury Bill Index to the Bloomberg Barclays Short Treasury 1-3 Month Index. The Average Annual Total Return table and paragraph on page 7 of the Prospectus shall be replaced in its entirety as follows:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 30, 2021, the Calamos Market Neutral Income Fund’s secondary benchmark index will change from the FTSE 30 Day Treasury Bill Index to the Bloomberg Barclays Short Treasury 1-3 Month Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Bloomberg Barclays Short Treasury 1-3 Month Index is generally considered representative of the performance of short-term money market investments and is provided to show how the Fund’s performance compares to public obligations of the U.S. Treasury with maturities of 1-3 months.

Please retain this supplement for future reference.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.20
Calamos Market Neutral Income Fund | Bloomberg Barclays U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Calamos Market Neutral Income Fund | Bloomberg Barclays Short Treasury 1-3 Month Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Calamos Market Neutral Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 04, 1990
Calamos Market Neutral Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.38%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2000
Calamos Market Neutral Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.35%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 10, 2000
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[1]
Calamos Market Neutral Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.15%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[1]
Calamos Market Neutral Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2020

[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.